Others, net (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Others, net
Foreign exchange gains/(losses), net	$ (4,671)	(28,980)	92,761	13,762
Government financial incentives		214,623	120,301	41,690
Others		30,944	(19,507)	4,873
Total	$ 34,907	216,587	193,555	60,325